Velocity Commercial Capital Loan Trust 2022-2 ABS-15G

Exhibit 99.10

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	85	53.80%
Delinquency, No Missing Data	71	44.94%
No Delinquency, At Least One Month Missing	2	1.27%
Delinquency, At Least One Month Missing	0	0.00%
Total	158	100.01%